Prepaid Expenses	9 Months Ended
Feb. 28, 2022
Going Concern
Prepaid Expenses

 Note 3 – Prepaid Expenses

On September 30, 2021 and October 22, 2021, the Company entered into two agreements to lease Bitcoin equipment for a term of 270 days and 200 days, respectively. During the nine months ended February 28, 2022, the Company paid $192,600 and recognized $115,739 lease expenses and $76,861 prepaid expenses for the leased equipment and $2,750 in prepaid trades expense.

As of February 28, 2022, and May 31, 2021, prepaid expenses were $79,611 and $0, respectively.